Guarantees, commitments, pledged assets and contingencies - Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2023	Oct. 31, 2022
Financial guarantees [member] | Financial standby letters of credit [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	$ 23,314	$ 20,291
Commitments to extend credit [member] | Backstop liquidity facilities [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	51,544	45,336
Commitments to extend credit [member] | Credit enhancements [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	3,226	2,960
Commitments to extend credit [member] | Documentary and commercial letters of credit [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	291	318
Commitments to extend credit [member] | Other commitments to extend credit [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	301,132	284,602
Other Credit-Related Commitments [Member] | Securities lending indemnifications [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	95,055	90,693
Other Credit-Related Commitments [Member] | Performance guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	7,503	7,333
Other Credit-Related Commitments [Member] | Other [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	203	360
Other Credit-Related Commitments [Member] | Sponsored Member Guarantees [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	$ 14,043	$ 1,241